Net Interest Expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net interest expense	Net Interest Expense
The components of net interest expense are as follows:

Year ended Dec. 31	2022	2021	2020
Interest on debt	164	163	158
Interest on exchangeable debentures (Note 26)	29	29	29
Interest on exchangeable preferred shares (Note 26)	28	28	5
Interest income	(24)	(11)	(10)
Capitalized interest (Note 19)	(16)	(14)	(8)
Interest on lease liabilities	7	7	8
Credit facility fees, bank charges and other interest	27	20	25
Tax shield on tax equity financing (Note 25)(1)	(2)	(9)	1
Accretion of provisions (Note 24)	49	32	30
Net interest expense	262	245	238
(1)    The credit balance in 2021 primarily relates to the tax benefit associated with investment tax credits claimed in 2021 on the North Carolina Solar facility that was assigned to the tax equity investor. The tax equity investments are treated as debt under IFRS and the monetization of the tax attributes is considered a non-cash reduction of the debt balance and is reflected as a reduction in interest expense.